Subsequent Events (Details) - USD ($)	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Dividends payable			$ 0	$ 0	$ 134,000
Subsequent event | 67.500$ credit facility | Pentakomo, Maxdekatria, Gloverthree,and Gloverfive
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 67,500,000
Cumulative preferred stock | Subsequent event
Subsequent Event [Line Items]
Dividends payable (in USD per share)		$ 0.50
Dividends payable		$ 2,000,000
Common Stock | Subsequent event
Subsequent Event [Line Items]
Dividends payable (in USD per share)	$ 0.05
Dividends payable	$ 5,944